Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Partnership’s Share of Commitments to Fund Newbuilding and Other Construction Contract Costs	The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at December 31, 2019 is as follows:

	Total $	2020 $	2021 $	2022 $
Certain consolidated LNG carriers (i)	49,652	11,979	22,382	15,291
Bahrain LNG Joint Venture (ii)	11,351	11,351	—	—
	61,003	23,330	22,382	15,291

(i)
In June 2019, the Partnership entered into an agreement with a contractor to supply equipment on certain of the Partnership's LNG carriers in 2021 and 2022, for an estimated installed cost of $60.6 million. As at December 31, 2019, the estimated remaining cost of this installation is $49.7 million.

(ii)
The Partnership has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain as described in Note 7a(i). The Bahrain LNG Joint Venture has secured undrawn debt financing of $34 million, of which $10 million relates to the Partnership's proportionate share of the commitments included in the table above.

Schedule of Future Minimum Rental Payments to be Received
As at December 31, 2019, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2020	$21,242	$23,875
2021	$21,242	$23,875
2022	$21,242	$23,875
2023	$21,242	$23,875
2024	$21,242	$23,875
Thereafter	$90,369	$101,609
Total	$196,579	$220,984
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2019, the Partnership had received $313.8 million of aggregate Head Lease receipts and had paid $260.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2019, $3.8 million (December 31, 2018 – $3.7 million) and $25.5 million (December 31, 2018 – $29.3 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Schedule of Future Minimum Rental Payments
A maturity analysis of the Partnership’s operating lease liabilities from its time-charter-in contract with the MALT Joint Venture as at December 31, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
2020	14,710	9,080	23,790
2021	14,670	9,055	23,725
2022	6,832	4,218	11,050
Total payments	36,212	22,353	58,565
Less imputed interest	(2,055)
Carrying value of operating lease liabilities	34,157
Less current portion	(13,407)
Carrying value of long-term operating lease liabilities	20,750
As at December 31, 2019, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2020	$21,242	$23,875
2021	$21,242	$23,875
2022	$21,242	$23,875
2023	$21,242	$23,875
2024	$21,242	$23,875
Thereafter	$90,369	$101,609
Total	$196,579	$220,984
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2019, the Partnership had received $313.8 million of aggregate Head Lease receipts and had paid $260.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2019, $3.8 million (December 31, 2018 – $3.7 million) and $25.5 million (December 31, 2018 – $29.3 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.